Earnings/(Loss) Per Share - Schedule of Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Earnings Per Share [Line Items]
Total	24,312,620	25,018,880	25,975,870
Restricted Shares [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	7,458,560	7,996,700	7,970,930
Share Options Awards [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Total	16,854,060	17,022,180	18,004,940